Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
5. Goodwill and Intangible Assets
The Company's goodwill and intangible assets relates to Teekay Tankers' 2015 acquisition of a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE.
Goodwill
The carrying amount of goodwill for the years ended December 31, 2022 and 2021, excluding such amounts of the Teekay Gas Business (see Note 23), was $2.4 million.

Intangible Assets
As at December 31, 2022, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer relationships	5,706	(4,654)	1,052
Other intangible assets	—	—	—
	5,706	(4,654)	1,052

As at December 31, 2021, the Company’s intangible assets, excluding such amounts of the Teekay Gas Business (see Note 23), consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer relationships	5,706	(4,212)	1,494
Other intangible assets	537	(537)	—
	6,243	(4,749)	1,494
Amortization expense of intangible assets for the year ended December 31, 2022 was $0.4 million (2021 – $0.5 million, 2020 – $1.0 million). Amortization of intangible assets following 2022 is expected to be $0.4 million (2023), $0.4 million (2024) and $0.3 million (2025)